Intangible Assets - Schedule of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 16,806		R$ 15,249		R$ 14,621
Additions	378		248		187
Business Combination	192
Disposals	(170)		(62)		(94)
Amotization	(1,282)		(1,146)		(1,055)
Transfers	2,623	[1]	2,517	[2]	1,590	[3]
Ending balance	18,547		16,806		15,249
Intangible Assets under Development [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	320		196		206
Additions	176		214		158
Business Combination
Disposals					(3)
Amotization
Transfers	(48)	[1]	(90)	[2]	(165)	[3]
Ending balance	448		320		196
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7		8		9
Additions
Business Combination
Disposals
Amotization			(1)		(1)
Transfers		[1]		[2]		[3]
Ending balance	7		7		8
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3		4		4
Additions
Business Combination
Disposals
Amotization			(1)
Transfers		[1]		[2]		[3]
Ending balance	3		3		4
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,828		14,284		13,555
Additions	2		24		3
Business Combination
Disposals	(132)		(62)		(81)
Amotization	(1,133)		(1,000)		(914)
Transfers	2,666	[1]	2,582	[2]	1,721	[3]
Ending balance	17,231		15,828		14,284
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	564		697		832
Additions	199
Business Combination
Disposals
Amotization	(138)		(133)		(135)
Transfers		[1]		[2]		[3]
Ending balance	625		564		697
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	84		60		15
Additions	1		10		26
Business Combination	192
Disposals	(38)				(10)
Amotization	(11)		(11)		(5)
Transfers	5	[1]	25	[2]	34	[3]
Ending balance	233		84		60
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	16,486		15,053		14,415
Additions	202		34		29
Business Combination	192
Disposals	(170)		(62)		(91)
Amotization	(1,282)		(1,146)		(1,055)
Transfers	2,671	[1]	2,607	[2]	1,755	[3]
Ending balance	R$ 18,099		R$ 16,486		R$ 15,053

[1]	The transfers were made between concession contract assets to Intangible assets: in 2025 of R$0 (R$2,517 in 2024).
[2]	The transfers were made between concession contract assets to Intangible assets: R$2,517 in 2024 (R$1,590 in 2023).
[3]	The main transfers were made between concession contract assets to Intangible assets: R$1,590 in 2023 (R$2,448 in 2022).